INVESTMENTS IN JOINT OPERATIONS - Schedule of Investments in Joint Operations (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Brookfield Place - Retail & Parking
Disclosure of joint operations
Proportion of ownership interest in joint operation		56.00%	56.00%
Brookfield Place III
Disclosure of joint operations
Proportion of ownership interest in joint operation		54.00%	54.00%
Exchange Tower
Disclosure of joint operations
Proportion of ownership interest in joint operation		50.00%	50.00%
First Canadian Place
Disclosure of joint operations
Proportion of ownership interest in joint operation		25.00%	25.00%
Percentage of land subject to ground lease		50.00%
Percentage of beneficial interest in property to be acquired		50.00%
2 Queen Street East
Disclosure of joint operations
Proportion of ownership interest in joint operation		25.00%	25.00%
Bankers Hall
Disclosure of joint operations
Proportion of ownership interest in joint operation		50.00%	50.00%
Bankers Court
Disclosure of joint operations
Proportion of ownership interest in joint operation		50.00%	50.00%
Bankers West Parkade
Disclosure of joint operations
Proportion of ownership interest in joint operation		50.00%	50.00%
Suncor Energy Centre
Disclosure of joint operations
Proportion of ownership interest in joint operation		50.00%	50.00%
Fifth Avenue Place
Disclosure of joint operations
Proportion of ownership interest in joint operation		50.00%	50.00%
Place de Ville I
Disclosure of joint operations
Proportion of ownership interest in joint operation		25.00%	25.00%
Place de Ville II
Disclosure of joint operations
Proportion of ownership interest in joint operation		25.00%	25.00%
Jean Edmonds Towers(3)
Disclosure of joint operations
Proportion of ownership interest in joint operation		0.00%	25.00%
Ownership percentage sold (percent)	25.00%
300 Queen Street
Disclosure of joint operations
Proportion of ownership interest in joint operation		25.00%	25.00%
52 Goulburn Street
Disclosure of joint operations
Proportion of ownership interest in joint operation		50.00%	50.00%
235 St Georges Terrace
Disclosure of joint operations
Proportion of ownership interest in joint operation		50.00%	50.00%
108 St Georges Terrace
Disclosure of joint operations
Proportion of ownership interest in joint operation		50.00%	50.00%
Southern Cross West
Disclosure of joint operations
Proportion of ownership interest in joint operation		50.00%	50.00%
Shopping Patio Higienópolis
Disclosure of joint operations
Proportion of ownership interest in joint operation		25.00%	25.00%
Shopping Patio Higienópolis - Expansion
Disclosure of joint operations
Proportion of ownership interest in joint operation		32.00%	32.00%
Shopping Patio Higienópolis - Co-Invest
Disclosure of joint operations
Proportion of ownership interest in joint operation		5.00%	5.00%
Shopping Patio Higienópolis Expansion - Co-Invest
Disclosure of joint operations
Proportion of ownership interest in joint operation		6.00%	6.00%
G2-Infospace Gurgaon
Disclosure of joint operations
Proportion of ownership interest in joint operation		72.00%	72.00%